SIGNIFICANT ACCOUNTING POLICIES (Details 1)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Dividend yield	0.00%	0.00%	0.00%
Forfeiture rate	4.00%	5.50%	10.00%
Minimum [Member]
Expected volatility	58.90%	56.60%	53.50%
Risk-free interest	0.63%	0.54%	0.80%
Expected life	4 years 8 months 19 days	4 years 9 months 14 days	4 years 8 months 1 day
Maximum [Member]
Expected volatility	61.90%	61.50%	59.60%
Risk-free interest	1.78%	1.04%	2.04%
Expected life	5 years 8 months 1 day	5 years 8 months 12 days	5 years 8 months 8 days